Eaton Vance

Small-Cap Fund

March 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Aerospace & Defense — 3.5%
Hexcel Corp.	23,032	$1,592,893
Mercury Systems, Inc.(1)	12,931	828,619

		$2,421,512

Auto Components — 0.8%
Visteon Corp.(1)	8,153	$549,105

		$549,105

Banks — 6.0%
Columbia Banking System, Inc.	24,157	$789,692
Sterling Bancorp	58,292	1,085,980
Stock Yards Bancorp, Inc.	22,070	746,187
Texas Capital Bancshares, Inc.(1)	11,804	644,380
Wintrust Financial Corp.	13,268	893,335

		$4,159,574

Biotechnology — 0.9%
Ligand Pharmaceuticals, Inc.(1)	4,744	$596,368

		$596,368

Building Products — 1.0%
Trex Co., Inc.(1)	11,266	$693,084

		$693,084

Capital Markets — 2.8%
Cohen & Steers, Inc.	35,400	$1,496,358
Lazard, Ltd., Class A	12,212	441,342

		$1,937,700

Chemicals — 4.6%
Balchem Corp.	11,153	$1,034,998
NewMarket Corp.	2,577	1,117,284
Valvoline, Inc.	58,707	1,089,602

		$3,241,884

Commercial Services & Supplies — 3.4%
Brink’s Co. (The)	14,376	$1,084,094
Multi-Color Corp.	13,480	672,517
Viad Corp.	11,491	646,829

		$2,403,440

Distributors — 0.6%
Pool Corp.	2,332	$384,710

		$384,710

Security	Shares	Value
Diversified Consumer Services — 5.7%
Bright Horizons Family Solutions, Inc.(1)	3,384	$430,140
Grand Canyon Education, Inc.(1)	16,902	1,935,448
ServiceMaster Global Holdings, Inc.(1)	34,460	1,609,282

		$3,974,870

Electric Utilities — 1.7%
ALLETE, Inc.	14,677	$1,206,890

		$1,206,890

Electrical Equipment — 1.1%
EnerSys	11,779	$767,520

		$767,520

Energy Equipment & Services — 0.6%
Oceaneering International, Inc.(1)	27,717	$437,097

		$437,097

Equity Real Estate Investment Trusts (REITs) — 8.5%
Acadia Realty Trust	31,803	$867,268
CubeSmart	31,080	995,803
EastGroup Properties, Inc.	10,022	1,118,856
Healthcare Realty Trust, Inc.	32,248	1,035,483
Rexford Industrial Realty, Inc.	29,389	1,052,420
STORE Capital Corp.	24,936	835,356

		$5,905,186

Food & Staples Retailing — 1.1%
Performance Food Group Co.(1)	19,600	$776,944

		$776,944

Food Products — 0.5%
J&J Snack Foods Corp.	2,204	$350,083

		$350,083

Gas Utilities — 2.0%
ONE Gas, Inc.	15,811	$1,407,653

		$1,407,653

Health Care Equipment & Supplies — 6.8%
Haemonetics Corp.(1)	5,714	$499,861
ICU Medical, Inc.(1)	7,488	1,792,103
Integra LifeSciences Holdings Corp.(1)	15,350	855,302
Masimo Corp.(1)	3,966	548,418
West Pharmaceutical Services, Inc.	4,146	456,889
Wright Medical Group NV(1)	18,039	567,327

		$4,719,900

Health Care Providers & Services — 4.2%
Addus HomeCare Corp.(1)	9,253	$588,398
Amedisys, Inc.(1)	7,095	874,530
Chemed Corp.	2,765	884,994
R1 RCM, Inc.(1)	62,672	606,038

		$2,953,960

Hotels, Restaurants & Leisure — 0.3%
Choice Hotels International, Inc.	3,130	$243,326

		$243,326

Security	Shares	Value
Household Products — 0.6%
Central Garden & Pet Co., Class A(1)	18,495	$430,009

		$430,009

Insurance — 4.5%
AMERISAFE, Inc.	9,369	$556,519
First American Financial Corp.	15,781	812,721
Horace Mann Educators Corp.	23,815	838,526
Kinsale Capital Group, Inc.	3,907	267,903
RLI Corp.	9,629	690,881

		$3,166,550

Interactive Media & Services — 0.7%
Eventbrite, Inc., Class A(1)	24,375	$467,269

		$467,269

IT Services — 5.3%
Conduent, Inc.(1)	40,480	$559,838
CSG Systems International, Inc.	25,806	1,091,594
Euronet Worldwide, Inc.(1)	14,516	2,069,837

		$3,721,269

Leisure Products — 1.1%
Brunswick Corp.	15,503	$780,266

		$780,266

Machinery — 4.3%
Mueller Water Products, Inc., Class A	78,041	$783,531
RBC Bearings, Inc.(1)	4,992	634,833
Welbilt, Inc.(1)	17,808	291,695
Woodward, Inc.	13,885	1,317,548

		$3,027,607

Marine — 1.6%
Kirby Corp.(1)	14,646	$1,100,061

		$1,100,061

Oil, Gas & Consumable Fuels — 1.5%
Gulfport Energy Corp.(1)	40,295	$323,166
Jagged Peak Energy, Inc.(1)	23,070	241,543
PDC Energy, Inc.(1)	12,102	492,309

		$1,057,018

Pharmaceuticals — 2.4%
Catalent, Inc.(1)	41,241	$1,673,972

		$1,673,972

Road & Rail — 1.4%
Landstar System, Inc.	8,744	$956,506

		$956,506

Software — 11.0%
ACI Worldwide, Inc.(1)	58,673	$1,928,582
Altair Engineering, Inc., Class A(1)	43,245	1,591,848
Blackbaud, Inc.	7,858	626,518

Security	Shares	Value
CDK Global, Inc.	16,250	$955,825
Envestnet, Inc.(1)	11,502	752,116
RealPage, Inc.(1)	29,806	1,808,926

		$7,663,815

Specialty Retail — 2.0%
Hudson, Ltd., Class A(1)	16,858	$231,797
Monro, Inc.	9,261	801,262
National Vision Holdings, Inc.(1)	11,118	349,439

		$1,382,498

Textiles, Apparel & Luxury Goods — 3.7%
Columbia Sportswear Co.	10,983	$1,144,209
Gildan Activewear, Inc.	40,979	1,474,015

		$2,618,224

Thrifts & Mortgage Finance — 0.8%
Essent Group, Ltd.(1)	12,959	$563,068

		$563,068

Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc.	17,712	$1,053,333

		$1,053,333

Water Utilities — 0.3%
Middlesex Water Co.	3,774	$211,306

		$211,306

Total Common Stocks (identified cost $54,124,030)		$69,003,577

Exchange-Traded Funds — 0.4%

Security	Shares	Value
Equity Funds — 0.4%
iShares Russell 2000 ETF	2,032	$311,079

Total Exchange-Traded Funds (identified cost $302,389)		$311,079

Short-Term Investments — 1.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.59%(2)	665,301	$665,301

Total Short-Term Investments (identified cost $665,301)		$665,301

Total Investments — 100.2% (identified cost $55,091,720)		$69,979,957

Other Assets, Less Liabilities — (0.2)%		$(156,631)

Net Assets — 100.0%		$69,823,326

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2019 was $4,431.

The Fund did not have any open derivative instruments at March 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$69,003,577	*	$—	$—	$69,003,577
Exchange-Traded Funds	311,079		—	—	311,079
Short-Term Investments	—		665,301	—	665,301
Total Investments	$69,314,656		$665,301	$—	$69,979,957

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.